DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions, $ in Millions			1 Months Ended		9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 CNY (¥)	Jan. 31, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 EUR (€)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Debt
Long-term debt, non-current portion	¥ 6,091				¥ 6,091			$ 856			¥ 3,565
Long-term debt	6,091				6,091						3,565	€ 338
Outstanding loan paid off					¥ 4,111	$ 578	¥ 3,403
Euro
Debt
Maximum borrowing amount									€ 220
Percentage points added to the reference rate			1.55%
Weighted average interest rate (as a percent)					2.58%	2.58%
Credit facility drawn down amount		€ 220
RMB
Debt
Maximum borrowing amount | ¥	110		¥ 110		¥ 110
Percentage points added to the reference rate			(0.15%)
Weighted average interest rate (as a percent)					3.55%	3.55%
Credit facility drawn down amount | ¥	110
Repayment of line of credit facility | ¥					¥ 0
Term facility
Debt
Maximum borrowing amount										€ 220
Term of debt instrument			35 months
Revolving credit facility
Debt
Term of debt instrument			35 months
Revolving credit facility | Euro
Debt
Maximum borrowing amount										70
Term of debt instrument			3 years
Term Facility Expiring December 2022
Debt
Maximum borrowing amount														€ 440
Long-term debt												€ 338
Revolving Credit Facility Expiring December 2022
Debt
Maximum borrowing amount | $													$ 500
Revolving Credit Facility Expiring December 2022 | Euro
Debt
Maximum borrowing amount										€ 70
Five Year Term Facility
Debt
Maximum borrowing amount									€ 338
Syndicated Loan Facility Expiring in December 2032
Debt
Maximum borrowing amount | ¥				¥ 650
Long-term debt | ¥	¥ 53				¥ 53						¥ 53
Term of debt instrument				12 years
Weighted average interest rate (as a percent)					4.21%	4.21%
Interest capitalized amount | ¥							¥ 1
Syndicated Loan Facility Expiring in December 2032 | Prime Rate
Debt
Percentage points added to the reference rate				0.24%
Syndicated Loan Facility Expiring in December 2032 | RMB
Debt
Interest capitalized amount | ¥					¥ 2